Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended				12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Feb. 17, 2010	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011		Oct. 11, 2012	Dec. 31, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]	May 31, 2011 Term Loan Facility [Member]	Oct. 31, 2010 Term Loan Facility [Member]	Dec. 31, 2012 Term Loan Facility [Member]	Oct. 31, 2012 11% Senior Unsecured Notes [Member]	Mar. 31, 2013 11% Senior Unsecured Notes [Member]	Dec. 31, 2012 11% Senior Unsecured Notes [Member]	Oct. 11, 2012 11% Senior Unsecured Notes [Member]	Dec. 31, 2012 8.25% Senior Convertible Notes [Member]	Dec. 31, 2011 8.25% Senior Convertible Notes [Member]	Feb. 17, 2010 8.25% Senior Convertible Notes [Member]
Long Term Debt (Textual) [Abstract]
Debt instrument interest rate stated percentage													11.00%							11.00%	11.00%		8.25%
Sale of 11 percent senior unsecured notes due																			Oct. 11, 2014		Oct. 11, 2014
Offering cost of senior notes										$ 79,750,000	$ 31,535,000									$ 79,750,000	$ 79,750,000	$ 79,800,000		$ 31,535,000	$ 32,000,000
New debt received in exchange of old debt																					10,500,000
Senior convertible notes, exchanged														25,500,000	500,000						6,000,000
Proceeds from Debt, net of issuance costs																					63,500,000
Issuance discount			(4,277,000)							(4,911,000)											2,800,000
Placement fees, and other transaction costs																400,000					3,000,000
Interest payment due dates	January 1, April 1, July 1 and October 1, beginning January 1, 2013	March 1 and September 1 of each year, beginning September 1, 2010								January 1, April 1, July 1 and October 1, beginning January 1, 2013
Percent of principal amount																				96.00%	96.00%
Debt Instrument Original Issue Discount																					3,200,000
Warrants to purchase share of our common stock																				700,000	800,000	700,000
Exercise price of common stock																				10.0	10.00
Adjustments to additional paid in capital, warrant issued										2,572,000											2,800,000
Sale of assets			5,000,000							5,000,000
Percent of the principal amount plus accrued and unpaid interest			105.50%							105.50%
Percent in the case of a change in control			101.00%							101.00%
Percent in the case of a sale of Petrodelta plus accrued interest			105.50%							105.50%
Financing costs associated with the senior convertible notes			2,400,000							3,200,000	1,000,000
Convertible Debt equity instruments issued		175.2234								4,600,000	100,000
Principal amount of senior convertible notes											1,000
Debt instrument, convertible, conversion price										$ 5.59	$ 5.71
Term loan facility prepaid											60,000,000					60,000,000	60,000,000	6,000,000
Deferred financing cost				439,000		439,000		265,000		600,000	265,000
Initial interest rate																	10.00%
Interim interest rate																	15.00%
Loss on early extinguishment of debt					(13,132,000)		(13,132,000)		(13,132,000)	(5,425,000)	(13,132,000)	[1]				13,100,000
Write off of discount on debt																10,600,000
Percentage of prepayment premium																3.50%
Debt outstanding amount on which prepayment premium paid																$ 2,100,000
Unsecured senior notes repurchase offer period in case of specified sales proceeds of assets			30 days

[1]	As noted in (c) above, the correction in the fair value of the Warrants and its classification as a liability resulted in an increased discount on debt which also impacted the resulting loss on extinguishment of debt originally recorded in May 2011 when the debt was retired.